Cabana Target Drawdown 13 ETF SCHEDULE OF INVESTMENTS	January 31, 2021 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 100.0%
EQUITY – 80.5%
Consumer Discretionary Select Sector SPDR Fund	108,412	$17,563,828
Industrial Select Sector SPDR Fund	194,649	16,500,396
Invesco QQQ Trust Series 1	55,406	17,428,511
iShares Russell Mid-Cap Value ETF	179,542	17,367,098
iShares U.S. Real Estate ETF	204,904	17,474,213
Technology Select Sector SPDR Fund	133,652	17,231,752
Vanguard Growth ETF	68,270	17,120,068
Vanguard Mid-Cap Value ETF	146,371	17,366,919
		138,052,785
FIXED INCOME – 19.5%
iShares 20+ Year Treasury Bond ETF	109,056	16,576,512
iShares iBoxx $ Investment Grade Corporate Bond ETF	125,048	16,956,509
		33,533,021
TOTAL EXCHANGE-TRADED FUNDS (Cost $171,272,533)		171,585,806

SHORT-TERM INVESTMENTS – 0.0%
Invesco Government & Agency Portfolio Institutional Class, 0.03%#	71,083	71,083
TOTAL SHORT TERM INVESTMENTS (Cost $71,083)		71,083
TOTAL INVESTMENTS – 100.0% (Cost $171,343,616)		171,656,889
Liabilities in Excess of Other Assets – (0.0)%		(38,172)
TOTAL NET ASSETS – 100.0%		$171,618,717

#    The rate is the annualized seven-day yield at period end.